Unaudited Condensed Consolidated Statement of Operations - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net Revenues:
Software	$ 2,256	$ 3,084	$ 11,212	$ 14,912	$ 22,468
Hardware	48,118	21,679	111,021	70,536	32,647
MVNO	7,509	5,932	30,118	29,309	16,007
Others	373	515	1,956	5,829	3,950
Total net revenues	58,256	31,210	154,307	120,586	75,072
Software	(769)	(2,330)	(7,247)	(7,491)	(12,699)
Hardware	(43,399)	(19,238)	(96,247)	(57,452)	(26,101)
MVNO	(5,061)	(5,287)	(22,836)	(28,784)	(16,225)
Others	(171)	(200)	(811)	(1,709)	(2,980)
Total cost of revenues	(49,400)	(27,055)	(127,141)	(95,436)	(58,005)
Total gross profit	8,856	4,155	27,166	25,150	17,067
Operating expenses:
Sales and marketing expenses	(1,682)	(1,339)	(7,952)	(5,874)	(7,359)
General and administrative expenses	(3,096)	(1,558)	(20,753)	(10,042)	(4,883)
Research and development expenses	(889)	(292)	(6,443)	(5,742)	(7,206)
Changes in the fair value of warrant liabilities		(161)	(200)	(12)
Total operating expenses	(5,667)	(3,350)	(35,348)	(21,670)	(19,448)
Other operating income		266	272	1,760	3,094
Operating income (loss)	3,189	1,071	(7,910)	5,240	713
Interest income	6	2	14	65	61
Interest expense	(245)	(619)	(1,877)	(797)	(156)
Other income	39	303	633	114	208
Other expense	(45)	(118)	(121)	(59)	(35)
Foreign exchange gain (loss)	(374)	(177)	(779)	692	855
Profit (loss) before income taxes	2,570	462	(10,040)	5,255	1,646
Income tax expense	(1,183)	(444)	(2,319)	(2,659)	(851)
Net income (loss)	1,387	18	(12,359)	2,596	795
Less: net (loss) income attributable to noncontrolling interests	188	(78)	210	(632)	(1,316)
Net income (loss) attributable to Borqs Technologies, Inc.	1,199	96	(12,569)	3,228	2,111
Add: Accretion to redemption value of Convertible Redeemable Preferred Shares		(298)	(6,956)	(976)	(2,417)
Allocation to holders of Convertible Redeemable Preferred Shares				(2,252)
Net loss attributable to ordinary shareholders	$ 1,199	$ (202)	$ (19,525)		$ (306)
Loss per share:
Basic	$ 0.05	$ (0.05)	$ (1.52)	$ 0.00	$ (0.07)
Diluted	$ 0.04	$ (0.05)	$ (1.52)	$ 0.00	$ (0.07)
Number of ordinary shares used in loss per share computation:
Basic	26,384,152	4,224,725	12,842,671	4,224,725	4,224,090
Diluted	27,471,885	4,224,725	12,842,671	4,224,725	4,224,090